Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth additional compensation information of our principal executive officer (“PEO”) and averaged compensation information for our other named executive officer (“Other NEO”) along with total shareholder return (“TSR”) and net income for fiscal 2026, 2025, and 2024.

Fiscal Year	Summary Compensation Table Total for PEO(a) ($)	Compensation Actually Paid to PEO(b) ($)	Summary Compensation Table Total for Other NEO ($)(a)	Compensation Actually Paid to Other NEO(b) ($)	Value of Initial Fixed $100 Investment Based on TSR(c) ($)	Net Income ($ in thousands)
2026	1,812,918	4,268,306	836,164	1,433,547	394.96	$11,301
2025	1,486,329	4,853,665	756,674	903,214	205.32	$7,537
2024	3,002,607	4,396,790	552,903	607,362	140.34	$5,150

a.	James L. Cunniff served as PEO in all reporting years. The Other NEO consists of Bradley M. Nagel in all reporting years.
b.

None of our named executive officers participate in a pension plan; therefore, no adjustment from the Summary Compensation Table (“SCT”) total related to pension value was made. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our PEO and our Other NEO is shown below:

PEO Total Compensation Amount	$ 1,812,918	$ 1,486,329	$ 3,002,607
PEO Actually Paid Compensation Amount	$ 4,268,306	4,853,665	4,396,790
Adjustment To PEO Compensation, Footnote
	2026
Adjustments	PEO ($)	Other NEO ($)
Total Compensation from SCT	1,812,918	836,164
(Subtraction): SCT amounts of Stock and Option awards	(812,838)	(254,772)
Addition: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,581,002	495,786
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the end of the covered fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	1,584,451	214,602
Addition: Fair value as of the vesting date, for awards that are granted and vest in the same year	-	-
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	102,773	141,767
(Subtraction): Amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-
Compensation Actually Paid (as calculated)	4,268,306	1,433,547

c.

TSR as calculated based on a fixed investment of one hundred dollars measured from the market close on June 30, 2023 (the last trading day of fiscal 2023) through and including the end of the fiscal year for each year reported in the table.

Non-PEO NEO Average Total Compensation Amount	$ 836,164	756,674	552,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,433,547	903,214	607,362
Compensation Actually Paid vs. Total Shareholder Return

Relationship between Pay and Performance

The charts shown below present a graphical comparison of CAP to our PEO and CAP to our other NEO set forth in the Pay versus Performance Table above, as compared against the following performance measures: our (1) total shareholder return and (2) net income.

Compensation Actually Paid $1,000,000, $2,000,000, $3,000,000, $4,000,000, $5,000,000, $6,000,000 Value of Fixed $100 Investment Based on TSR $0, $50, $100, $150, $200, $250, $300, $350, $400, $450 2024 TSR: $140.34 2025 TSR: $205.32 2026 TSR: $394.96 Compensation Actually Paid to PEO Average Compensation Actually Paid to Non-PEO NEO Value of Fixed $100 Investment Based on TSR

1.	Total shareholder return in the above chart reflects the cumulative return through the end of each fiscal year of $100 as if invested on June 30, 2023, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income Compensation Actually Paid $1,000,000, $2,000,000, $3,000,000, $4,000,000, $5,000,000, $6,000,000 Net Income $0, $2,000,000, $4,000,000, $6,000,000, $8,000,000, $10,000,000, $12,000,000 2024 Net Income: 5,150,000 2025 Net Income: 7,537,000 2026 Net Income: 11,301,000 Compensation Actually Paid to PEO Average Compensation Actually Paid to Non-PEO NEO Value of Fixed $100 Investment Based on TSR

Total Shareholder Return Amount	$ 394.96	205.32	140.34
Net Income (Loss)	11,301,000	$ 7,537,000	$ 5,150,000
PEO Name				James L. Cunniff
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(812,838)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,581,002
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,584,451
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,773
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,772)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,786
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,602
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,767
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0